Organization and Description of Business - Summary of Predecessor and Company's Statement of Operations (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Apr. 20, 2014 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Revenues:
Rental income	$ 9,036,858	$ 15,122,653	$ 23,987,891	$ 1,628,480	$ 6,222,764	$ 8,865,238	$ 12,938,686	$ 18,427,794	$ 9,991,712
Expense reimbursement	843,753	1,240,956	1,796,567	105,569	406,622	555,611	1,093,117	1,316,068	1,053,466
Other	117,809	246,772	589,631	47,198	202,990	342,859	593,724	746,716	471,280
Total Revenues	9,998,420	16,610,381	26,374,089	1,781,247	6,832,376	9,763,708	14,625,527	20,490,578	11,516,458
Operating Expenses:
Property operating expenses	2,782,296	4,539,478	7,304,371	510,431	1,819,634	2,764,893	4,005,302	6,021,287	4,109,993
Insurance	167,046	313,043	489,471	23,570	144,057	176,428	374,655	518,361	398,083
Property taxes	753,329	1,177,853	1,775,641	136,684	458,611	597,788	1,015,164	1,385,954	969,564
Property management fees	225,719	384,615	619,497	27,265	143,764	234,882	397,297	539,460	571,420
Acquisition costs	401,200	745,003	1,551,347			806,344	1,479,292	1,479,292	212,765
Base management fees	226,295	411,471	411,471
Stock based compensation	382,205	667,347	667,347
General and administrative	407,075	741,580	821,379	29,799		79,799
Depreciation and amortization	4,057,809	6,771,654	10,633,593	701,962	2,530,128	3,861,939	5,245,498	7,775,219	3,956,204
Total Operating Expenses	9,402,974	15,752,044	24,274,117	1,429,711	5,096,194	8,522,073	12,517,208	17,719,573	10,218,029
Operating income	595,446	858,337	2,099,972	351,536	1,736,182	1,241,635	2,108,319	2,771,005	1,298,429
Interest expense, net	(2,026,669)	(4,993,283)	(8,765,075)	(610,378)	(1,662,710)	(3,771,792)	(3,704,586)	(5,368,016)	(3,685,881)
Change in fair value of earn-out	(942,650)	(1,047,515)	(1,047,515)
Gain on equity investment			4,474,644			4,474,644
Net (loss)/income	(2,373,873)	(5,182,461)	(3,237,974)	(258,842)	158,246	1,944,487	(1,340,845)	(4,177,293)	(1,881,575)
Net Loss attributable to noncontrolling interests in properties		(37,036)		18,785		28,710
Net (Loss)/Income attributable to Predecessor			(1,973,197)	(240,057)	179,614	1,973,197	(1,280,489)
Net loss attributable to Operating Partnership noncontrolling interests	693,971	1,508,097	1,508,097
Net loss attributable to stockholders	$ (1,767,198)	$ (3,711,400)	$ (3,711,400)					$ (4,132,925)	$ (1,595,094)